T. Rowe Price Tax-Efficient Equity Fund

Supplement to the prospectus and summary prospectus dated July 1, 2011

The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
A	Periods ended
	December 31, 2010
Returns before taxes	1 Year	5 Years	10 Years
Tax-Efficient Equity Fund
Returns before taxes	21.38%	3.65%	3.06%
Returns after taxes on distributions	21.35	3.65	3.06
Returns after taxes on distributions
and sale of fund shares	13.93	3.14	2.65
Russell 3000 Growth Index	17.64	3.88	0.30
Lipper Multi-Cap Growth Funds Index	20.39	3.50	0.25

The date of this supplement is July 8, 2011.